ACCOUNTING POLCIES	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
ACCOUNTING POLICIES
ACCOUNTING POLICIES

Basis of accounting
These unaudited interim condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. These unaudited interim condensed consolidated financial statements include the assets and liabilities of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.

Accounting Policies
Preparation of these unaudited interim condensed consolidated financial statements requires management to make judgments and estimates. Some accounting policies have a significant impact on amounts reported in these unaudited interim condensed consolidated financial statements. Our accounting policies have not changed from those reported in our 2016 Annual Report on Form 20-F.

Net income as a result of the revenue sharing agreement for the Capesize vessels is presented as other operating income (expenses). Comparative numbers have been revised to conform with the current presentation.